Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 19, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Burnham Investors Trust (the “Trust”)
SEC File Nos. 811-00994 and 002-17226

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data (XBRL) format risk/return summary information that reflects the information filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) (Accession No. 0001144204-16-082177) on February 16, 2016, which is incorporated by reference into this Rule 497 filing.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann